Vanguard® Consumer Staples Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Beverages (23.6%)
	Coca-Cola Co.	10,683,708	590,702
	PepsiCo Inc.	3,592,851	531,526
	Constellation Brands Inc. Class A	482,546	115,676
*	Monster Beverage Corp.	1,172,688	110,549
	Brown-Forman Corp. Class B	903,495	72,605
	Keurig Dr Pepper Inc.	1,113,966	41,172
*	Boston Beer Co. Inc. Class A	34,749	36,770
*	Molson Coors Beverage Co. Class B	569,627	33,221
	Coca-Cola Consolidated Inc.	26,440	10,706
	National Beverage Corp.	157,613	7,870
	MGP Ingredients Inc.	74,445	5,188
*	Celsius Holdings Inc.	17,593	1,153
*	NewAge Inc.	904	2
			1,557,140
Food & Staples Retailing (22.0%)
	Walmart Inc.	3,892,996	552,922
	Costco Wholesale Corp.	1,078,873	408,105
	Sysco Corp.	1,472,815	119,298
	Walgreens Boots Alliance Inc.	2,214,770	116,630
	Kroger Co.	2,279,030	84,278
	Casey's General Stores Inc.	126,473	27,930
*	U.S. Foods Holding Corp	668,133	26,017
*	BJ's Wholesale Club Holdings Inc.	444,937	19,929
*	Performance Food Group Co.	393,916	19,747
*	United Natural Foods Inc.	350,809	13,317
*	Sprouts Farmers Market Inc.	495,246	13,174
	PriceSmart Inc.	107,713	9,511
*	Rite Aid Corp.	413,779	7,560
*	Chefs' Warehouse Inc.	239,539	7,368
	Ingles Markets Inc. Class A	115,461	7,152
	SpartanNash Co.	260,532	5,463
	Weis Markets Inc.	107,078	5,448
	Andersons Inc.	167,466	5,205
*	Grocery Outlet Holding Corp.	38,792	1,322
*,1	HF Foods Group Inc.	11,334	69
	Village Super Market Inc. Class A	132	3
			1,450,448
Food Products (20.0%)
	Mondelez International Inc. Class A	4,053,056	257,491
	Archer-Daniels-Midland Co.	1,675,692	111,484
	General Mills Inc.	1,707,418	107,328
	Kraft Heinz Co.	1,941,314	84,622

		Shares	Market Value ($000)
	Hershey Co.	430,901	74,567
	Tyson Foods Inc. Class A	866,898	68,918
	McCormick & Co. Inc.	713,657	63,558
	Conagra Brands Inc.	1,492,262	56,855
	Kellogg Co.	760,220	49,787
	J M Smucker Co.	335,897	44,772
	Hormel Foods Corp.	879,427	42,687
*	Darling Ingredients Inc.	591,554	40,498
	Bunge Ltd.	438,288	38,052
	Lamb Weston Holdings Inc.	444,027	36,628
*	Freshpet Inc.	183,297	32,411
*	Post Holdings Inc.	201,159	23,240
	Ingredion Inc.	217,979	20,693
	Campbell Soup Co.	376,697	18,334
	Flowers Foods Inc.	635,728	15,315
*	Hain Celestial Group Inc.	360,908	14,711
	Sanderson Farms Inc.	88,162	14,348
	Lancaster Colony Corp.	73,063	13,639
*	Simply Good Foods Co.	373,134	12,884
	J & J Snack Foods Corp.	61,254	10,755
*	TreeHouse Foods Inc.	196,688	9,581
[1]	B&G Foods Inc.	291,506	8,920
*	Hostess Brands Inc. Class A	562,734	8,824
*	Pilgrim's Pride Corp.	293,195	7,048
	Cal-Maine Foods Inc.	172,861	6,035
	Calavo Growers Inc.	84,711	6,031
	Fresh Del Monte Produce Inc.	169,061	5,658
	John B Sanfilippo & Son Inc.	53,961	5,035
	Tootsie Roll Industries Inc.	150,069	4,696
*	Beyond Meat Inc.	7,396	1,075
*	Tattooed Chef Inc.	42,096	896
*	Vital Farms Inc.	37,855	806
*	Mission Produce Inc.	38,863	789
*	Whole Earth Brands Inc.	59,334	784
	Utz Brands Inc.	32,837	758
*	Landec Corp.	406	5
	Limoneira Co.	54	1
			1,320,519
Household Products (21.4%)
	Procter & Gamble Co.	6,631,065	894,199
	Colgate-Palmolive Co.	2,344,714	196,440
	Kimberly-Clark Corp.	1,005,631	131,366
	Clorox Co.	372,986	65,918
	Church & Dwight Co. Inc.	764,842	65,570
	Spectrum Brands Holdings Inc.	187,452	16,663
	WD-40 Co.	63,575	15,563
*	Central Garden & Pet Co. Class A	255,570	12,893
	Energizer Holdings Inc.	238,712	10,990
*	Central Garden & Pet Co.	108,572	5,964
	Reynolds Consumer Products Inc.	24,171	729
			1,416,295
Personal Products (4.5%)
	Estee Lauder Cos. Inc. Class A	639,528	196,028
	Medifast Inc.	66,372	22,052
*	Herbalife Nutrition Ltd.	414,230	21,776
	Nu Skin Enterprises Inc. Class A	218,500	13,145
	Inter Parfums Inc.	134,226	10,266

		Shares	Market Value ($000)
	Edgewell Personal Care Co.	223,697	10,151
*	Coty Inc. Class A	1,023,867	9,123
*	USANA Health Sciences Inc.	69,259	7,323
*	elf Beauty Inc.	245,171	6,865
*	BellRing Brands Inc. Class A	27,000	774
			297,503
Tobacco (8.4%)
	Philip Morris International Inc.	3,052,398	294,343
	Altria Group Inc.	4,938,280	243,062
	Vector Group Ltd.	595,958	8,195
	Universal Corp.	115,347	6,464
	Turning Point Brands Inc.	27,527	1,177
*	22nd Century Group Inc.	188,185	847
			554,088
Total Common Stocks (Cost $5,385,565)			6,595,993
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $9,949)	99,490	9,949
Total Investments (100.1%) (Cost $5,395,514)			6,605,942
Other Assets and Liabilities—Net (-0.1%)			(5,375)
Net Assets (100.0%)			6,600,567
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,148,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,268,000 was received for securities on loan, of which $8,265,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Campbell Soup Co.	1/31/22	GSI	8,638	(0.098)	—	(121)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,595,993	—	—	6,595,993
Temporary Cash Investments	9,949	—	—	9,949
Total	6,605,942	—	—	6,605,942
Derivative Financial Instruments
Liabilities
Swap Contracts	—	121	—	121